Expense Example - Affinity World Leaders Equity ETF - Affinity World Leaders Equity ETF	Feb. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,248